Loan Receivables	6 Months Ended
Sep. 30, 2024
Loan Receivables [Abstract]
LOAN RECEIVABLES

Note 10 — LOAN RECEIVABLES

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	S$	S$	US$
Loan receivables, beginning	—	—	—
Additions	—	7,057,050	5,500,000
Loan receivables, ending	—	7,057,050	5,500,000

Amount due from third party bears interest of 5% per annum, unsecured and repayable in 3 years.